CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed financial statement of parent company
Interest income	$ 19,709,479	$ 19,317,728
Interest expense	(2,427,582)	(2,516,422)
Income tax benefit	(1,675,469)	(1,360,598)
Net income	4,637,754	3,826,192
Comprehensive income	4,838,417	5,716,011
First Clover Leaf Financial Corp.
Condensed financial statement of parent company
Dividends from subsidiary	2,000,000	2,000,000
Interest income	2,682	2,614
Interest expense	(90,174)	(86,901)
Other income		51,205
Other expenses	(534,045)	(524,678)
Income before income tax benefit and equity in undistributed net income of subsidiary	1,378,463	1,442,240
Income tax benefit	248,700	223,200
Income before equity in undistributed net income of subsidiary	1,627,163	1,665,440
Equity in undistributed (distributions in excess of) net income of subsidiary	3,010,591	2,160,752
Net income	4,637,754	3,826,192
Comprehensive income	$ 4,838,417	$ 5,716,011